DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2012
Description Of Business [Abstract]
Estimates of the fair value of assets acquired and liabilities assumed and resulting gain on bargain purchase

The table set forth below summarizes the estimates of the fair value of assets acquired and liabilities assumed and resulting gain on bargain purchase

U.S. $ in Thousands
Current assets	$19,492
Derivative asset – call options	404
Property, plant and equipment, net	1,400
Other non-current assets	267
Identifiable intangible assets:
Customer relations	918
Backlog	712
Technology	330
Total assets acquired	23,523
Current liabilities	4,689
Derivative liability – put option	163
Convertible notes	1,265
Long-term liabilities, including deferred taxes liability	1,383
Total liabilities assumed	7,500
Non-controlling interest	6,461
Employees stock options (non-controlling interest)	635
Gain on bargain purchase	4,623
Net assets acquired	$4,304

The unaudited pro forma financial information

The unaudited pro forma financial information is as follows (in thousands, except per share amounts):

	Year Ended December 31,
	2012	2011
Total revenues	$37,492	$22,691
Net income attribute to Micronet Enertec*	$2,840	$(82)
Basic earnings per share	$0.88	$(0.02)
Diluted earnings (losses) per share	$0.82	$(0.02)

*	Excluding one-time gain on bargain purchase amounted to $4,623.